Taxation - Schedule of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Oct. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Deferred tax assets:
Advertising expense in excess of deduction limit		$ 70,205			$ 65,460
Accrued expense and other payables		1,839			1,785
Allowance for doubtful accounts		9,469			8,526
Net operating tax loss carry forwards		97,771			95,864
Decrease due to disposal of subsidiaries		(178,142)
Total deferred tax assets		1,142			171,635
Less: valuation allowance	¥ (1,142)	(1,142)		¥ (171,635)	(171,635)	¥ (159,513)	¥ (145,788)
Net deferred tax assets
Continuing Operations [Member]
Deferred tax assets:
Net operating tax loss carry forwards		1,142			377
Total deferred tax assets		1,142			377
Less: valuation allowance	(1,142)	(1,142)		(377)	(377)
Net deferred tax assets
Discontinued Operations [Member]
Deferred tax assets:
Advertising expense in excess of deduction limit			$ 70,205		65,460
Accrued expense and other payables			1,839		1,785
Allowance for doubtful accounts			9,469		8,526
Net operating tax loss carry forwards			96,629		95,487
Decrease due to disposal of subsidiaries			(178,142)
Total deferred tax assets					171,258
Less: valuation allowance				¥ (171,258)	(171,258)	¥ (159,513)	¥ (145,788)
Net deferred tax assets